Employee Benefit Plans	12 Months Ended
Sep. 30, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans

6. EMPLOYEE BENEFIT PLANS

The Company sponsors both a noncontributory defined benefit pension plan and a postretirement benefit plan ("Plans"). The defined benefit pension plan covers substantially all employees and benefits fully vest after five years of credited service. Benefits paid to retirees are based on age at retirement, years of service and average compensation. The postretirement benefit plan provides certain healthcare, supplemental retirement and life insurance benefits to retired employees who meet specific age and service requirements. Employees hired prior to January 1, 2000 are eligible to participate in the postretirement benefit plan. Employees must have a minimum of ten years of service and retire after attaining the age of 55 in order to vest in the postretirement plan. Retiree contributions to the plan are based on the number of years of service to the Company as determined under the defined benefit plan.

Employers who sponsor defined benefit plans must recognize the funded status of defined benefit pension and other postretirement plans as an asset or liability in its statement of financial position and recognize changes in that funded status in the year in which the changes occur through comprehensive income. For pension plans, the benefit obligation is the projected benefit obligation, and for other postretirement plans, the benefit obligation is the accumulated benefit obligation. The Company established a regulatory asset for the portion of the obligation expected to be recovered in rates in future periods. The regulatory asset is adjusted for the amortization of the transition obligation and recognition of actuarial gains and losses. The portion of the obligation attributable to the unregulated operations of the holding company is recognized in comprehensive income.

The following tables set forth the benefit obligation, fair value of plan assets, the funded status of the benefit plans, amounts recognized in the Company's financial statements and the assumptions used.

	Pension Plan		Postretirement Plan
	2012	2011	2012	2011
Accumulated benefit obligation	$18,993,062	$15,339,762	$13,707,308	$12,185,319
Change in benefit obligation:
Benefit obligation at beginning
of year	$19,167,918	$17,539,688	$12,185,319	$11,832,322
Service cost	521,701	479,236	195,777	194,842
Interest cost	953,197	908,873	592,359	579,976
Actuarial loss	3,445,737	727,167	1,128,635	32,342
Benefit payments, net of retiree
contributions	(518,102)	(487,046)	(394,781)	(454,163)
Benefit obligation at end of year	$23,570,451	$19,167,918	$13,707,309	$12,185,319
Change in fair value of plan assets:
Fair value of plan assets at
beginning of year	$12,992,723	$12,682,758	$7,033,605	$6,838,726
Actual return on plan assets, net of
taxes	2,488,760	(202,989)	1,184,304	(200,958)
Employer contributions	1,100,000	1,000,000	850,000	850,000
Benefit payments, net of retiree
contributions	(518,102)	(487,046)	(394,781)	(454,163)
Fair value of plan assets at
end of year	$16,063,381	$12,992,723	$8,673,128	$7,033,605

Funded status	$(7,507,070)	$(6,175,195)	$(5,034,181)	$(5,151,714)
Amounts recognized in the balance
sheets consist of:
Noncurrent liabilities	$(7,507,070)	$(6,175,195)	$(5,034,181)	$(5,151,714)
Amounts recognized in
accumulated other
comprehensive loss:
Transition obligation, net of tax	$-	$-	$22,303	$51,500
Net actuarial loss, net of tax	1,568,916	1,354,418	549,335	572,546
Total amounts included in other
comprehensive loss, net of tax	$1,568,916	$1,354,418	$571,638	$624,046
Amounts deferred to a regulatory
asset:
Transition obligation	$-	$-	$105,699	$247,498
Net actuarial loss	5,719,060	4,624,284	3,315,566	3,205,828
Amounts recognized as
regulatory assets	$5,719,060	$4,624,284	$3,421,265	$3,453,326

The Company expects that approximately $255,000, before tax, of accumulated other comprehensive loss will be recognized as a portion of net periodic benefit costs in fiscal 2013 and approximately $706,000 of amounts deferred as regulatory assets will be amortized and recognized in net periodic benefit costs in fiscal 2013.

The Company amortizes the unrecognized transition obligation over 20 years.

The following table details the actuarial assumptions used in determining the projected benefit obligations and net benefit cost of the pension and the accumulated benefit obligations and net benefit cost of the postretirement plan for 2012, 2011 and 2010.

	Pension Plan			Postretirement Plan
	2012	2011	2010	2012	2011	2010
Assumptions used to determine
benefit obligations:
Discount rate	4.06%	5.04%	5.25%	3.95%	4.96%	5.00%
Expected rate of compensation
increase	4.00%	4.00%	4.00%	N/A	N/A	N/A

Assumptions used to determine
benefit costs:
Discount rate	5.04%	5.25%	5.50%	4.96%	5.00%	5.50%
Expected long-term rate of return
on plan assets	7.25%	7.25%	7.25%	5.11%	5.09%	5.14%
Expected rate of compensation
increase	4.00%	4.00%	4.00%	N/A	N/A	N/A

To develop the expected long-term rate of return on assets assumption, the Company, with input from the plans actuaries and investment advisors, considered the historical returns and the future expectations for returns for each asset class, as well as the target asset allocation of each plan's portfolio. This resulted in the selection of the corresponding long-term rate of return assumptions used for each plan's assets.

Components of net periodic benefit cost are as follows:

	Pension Plan			Postretirement Plan
	2012	2011	2010	2012	2011	2010

Service cost	$521,701	$479,236	$448,858	$195,777	$194,842	$159,784
Interest cost	953,197	908,873	853,643	592,359	579,976	513,437
Expected return on plan assets	(959,178)	(928,207)	(818,627)	(367,359)	(357,278)	(325,050)
Amortization of unrecognized
transition obligation	-	-	-	188,892	188,892	188,892
Recognized loss	475,414	327,173	275,112	239,387	201,151	68,535

Net periodic benefit cost	$991,134	$787,075	$758,986	$849,056	$807,583	$605,598

The assumed health care cost trend rates used in measuring the accumulated benefit obligation for the postretirement medical plan as of September 30, 2012, 2011 and 2010 are presented below:

	Pre 65			Post 65
	2012	2011	2010	2012	2011	2010

Health care cost trend rate
assumed for next year	9.00%	10.00%	9.00%	6.00%	7.00%	7.50%
Rate to which the cost trend
is assumed to decline (the
ultimate trend rate)	5.00%	5.00%	4.75%	5.00%	5.00%	4.75%
Year that the rate reaches
the ultimate trend rate	2016	2017	2017	2013	2013	2017

The health care cost trend rate assumptions could have a significant effect on the amounts reported. A change of 1% would have the following effects:

	1%Increase	1%Decrease

Effect on total service and interest cost components	$141,000	$(112,000)
Effect on accumulated postretirement benefit obligation	2,223,000	(1,800,000)

The primary objectives of the Plan's investment policy are to maintain investment portfolios that diversify risk through prudent asset allocation parameters, achieve asset returns that meet or exceed the plans' actuarial assumptions, achieve asset returns that are competitive with like institutions employing similar investment strategies and meet expected future benefits in both the short-term and long-term. The investment policy provides for a range of investment allocations to allow for flexibility in responding to market conditions. The investment policy is periodically reviewed by the Company and a third-party fiduciary for investment matters.

The Company's target and actual asset allocation in the pension and postretirement benefit plans as of September 30, 2012 and 2011 were:

				Postretirement
	Pension Plan			Plan
	Target	2012	2011	Target	2012	2011
Asset category:
Equity securities	60%	59%	57%	50%	60%	55%
Debt securities	40%	38%	42%	50%	39%	43%
Cash	0%	3%	1%	0%	1%	1%
Other	0%	0%	0%	0%	0%	1%

The assets of the plans are invested in mutual funds. The Company uses the fair value hierarchy described in Note 1 to classify these assets. The mutual funds are included under Level 2 in the fair value hierarchy as their fair values are determined based on individual prices for each security that comprises the mutual funds. Most all of the individual investments are determined based on quoted market prices for each security; however, certain fixed income securities and other investments are not actively traded and are valued based on similar investments. The following table contains the fair value classifications of the benefit plan assets:

	Defined Benefit Pension Plan
	Fair Value Measurements - September 30, 2012
	Fair Value	Level 1	Level 2	Level 3

Asset Class:
Cash	$522,626	$522,626	$-	$-
Common and Collective Trust	2,040,204	-	2,040,204	-
Mutual Funds
Bonds
Domestic Fixed Income	3,349,538	-	3,349,538	-
Foreign Fixed Income	631,442	-	631,442	-
Equities
Domestic Large Cap Growth	3,101,385	-	3,101,385	-
Domestic Large Cap Value	3,114,649	-	3,114,649	-
Domestic Small/Mid Cap Core	1,414,211	-	1,414,211	-
Foreign Large Cap Growth	661,895	-	661,895	-
Foreign Large Cap Core	1,227,431	-	1,227,431	-

Total	$16,063,381	$522,626	$15,540,755	$-

	Defined Benefit Pension Plan
	Fair Value Measurements - September 30, 2011
	Fair Value	Level 1	Level 2	Level 3

Asset Class:
Cash	$102,083	$102,083	$-	$-
Common and Collective Trust	1,835,951	-	1,835,951	-
Mutual Funds
Bonds
Domestic Fixed Income	3,040,066	-	3,040,066	-
Foreign Fixed Income	600,539	-	600,539	-
Equities
Domestic Large Cap Growth	2,372,860	-	2,372,860	-
Domestic Large Cap Value	2,321,689	-	2,321,689	-
Domestic Small/Mid Cap Growth	539,157	-	539,157	-
Domestic Small/Mid Cap Value	531,269	-	531,269	-
Foreign Large Cap Growth	585,333	-	585,333	-
Foreign Large Cap Core	1,063,776	-	1,063,776	-

Total	$12,992,723	$102,083	$12,890,640	$-

	Postretirement Benefit Plan
	Fair Value Measurements - September 30, 2012
	Fair Value	Level 1	Level 2	Level 3

Asset Class:
Cash	$63,991	$63,991	$-	$-
Mutual Funds
Bonds
Domestic Fixed Income	3,121,786	-	3,121,786	-
Foreign Fixed Income	226,562	-	226,562	-
Equities
Domestic Large Cap Growth	1,597,675	-	1,597,675	-
Domestic Large Cap Value	1,719,786	-	1,719,786	-
Domestic Small/Mid Cap Growth	367,369	-	367,369	-
Domestic Small/Mid Cap Value	381,378	-	381,378	-
Domestic Small/Mid Cap Core	35,450	-	35,450	-
Foreign Large Cap Growth	381,020	-	381,020	-
Foreign Large Cap Core	727,867	-	727,867	-
Other	50,244	-	50,244	-

Total	$8,673,128	$63,991	$8,609,137	$-

	Postretirement Benefit Plan
	Fair Value Measurements - September 30, 2011
	Fair Value	Level 1	Level 2	Level 3

Asset Class:
Cash	$44,677	$44,677	$-	$-
Mutual Funds
Bonds
Domestic Fixed Income	2,784,988	-	2,784,988	-
Foreign Fixed Income	293,241	-	293,241	-
Equities
Domestic Large Cap Growth	1,190,961	-	1,190,961	-
Domestic Large Cap Value	1,187,829	-	1,187,829	-
Domestic Small/Mid Cap Growth	262,114	-	262,114	-
Domestic Small/Mid Cap Value	259,311	-	259,311	-
Domestic Small/Mid Cap Core	21,664	-	21,664	-
Foreign Large Cap Growth	323,245	-	323,245	-
Foreign Large Cap Core	606,142	-	606,142	-
Other	59,433	-	59,433	-

Total	$7,033,605	$44,677	$6,988,928	$-

Each mutual fund has been categorized based on its primary investment strategy.

The Company expects to contribute $1,100,000 to its pension plan and $850,000 to its postretirement benefit plan in fiscal 2013.

The following table reflects expected future benefit payments:

Fiscal year ending	Pension	Postretirement
September 30	Plan	Plan

2013	$537,420	$476,597
2014	531,601	495,095
2015	555,678	522,761
2016	587,900	551,917
2017	639,258	565,950
2018-2022	4,430,570	3,148,257

The Company also sponsors a defined contribution plan ("401k Plan") covering all employees who elect to participate. Employees may contribute from 1% to 50% of their annual compensation to the 401k Plan, limited to a maximum annual amount as set periodically by the Internal Revenue Service. Effective April 2010, the Company began matching contributions to the 401(k) Plan with a 100% match on the participant's first 4% of contributions and 50% on the next 2% of contributions. Prior to April 2010, the Company matched 100% of the participant's first 3% of contributions and 50% on the next 3% of contributions. Company matching contributions were $295,584, $274,701 and $257,718 for 2012, 2011 and 2010, respectively.